Leases	12 Months Ended
Dec. 31, 2025
Athena Technology Solutions Holdings, LLC [Member]
Operating Lease [Line Items]
Leases
10.	Leases
Leases as Lessee
The Company leases buildings, warehouses, and office facilities. The lease terms are generally between 1 to 5 years. The Company has the option to extend the term of its leases for certain warehouses; however, these extension options have not been included in determining the Company’s operating lease liabilities and related ROU assets as the Company is not reasonably certain to exercise these options.

The following table presents components of lease expense recognized during the years ended December 31, 2025 and 2024:

(In thousands)	Year Ended December 31,
	2025	2024
Operating lease cost	$3,810	$3,715
Short-term lease cost	316	170
Variable lease cost	196	277
Sub-lessor lease income	(38)	(154)

Total lease cost	$4,284	$4,008

Supplemental cash flow information for the year ended December 31, 2025 and 2024, was as follows:

(In thousands)	Year Ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$3,819	$3,537
ROU assets obtained in exchange for new lease liabilities:
Operating leases	$915	$305
The weighted-average remaining lease term and weighted-average discount rate as of December 31, 2025 and 2024, were as follows:

	December 31,
	2025	2024
Weighted-average remaining lease term (years):
Operating leases	2.5	3.1
Weighted-average discount rate:
Operating leases	7.1%	7.3%
The table below reconciles the undiscounted future minimum lease payments under non-cancelable operating
leases with terms of more than one year to the total operating liabilities recognized on the consolidated balance sheet at December 31, 2025:

(In thousands)
2026	$3,871
2027	2,959
2028	1,551
2029	373
2030	125

Total future minimum lease payments	8,879
Imputed interest	(753)

Present value of operating lease liabilities	$8,126

Related Parties
The Company has certain leases whereby it rents warehouse and hangar space with entities owned by management or members of the Company. These leases range in terms from month-to-month
agreements, to having expiration dates through March 2028. Total payments made to these related parties were approximately $1,629 and $2,066 during the years ended December 31, 2025 and 2024, respectively. Total lease cost related to these leases was $1,627 and $2,100 during the years ended December 31, 2025 and 2024, respectively. The following table presents the ROU assets and lease liabilities recognized as of December 31, 2025 and 2024 related to these leases with related parties:

(In thousands)	December 31,
	2025	2024
Operating lease ROU assets	$2,188	$3,940
Operating lease liabilities	1,070	1,237
Operating lease liabilities, net of current portion	1,228	2,854
In addition to the related party leases discussed above, refer to Note 16 for discussion of a related party lease with a consolidated VIE.
Leases as Lessor
The Company leases one aircraft in property and equipment to a third-party lessee under two sequential operating lease agreements. The term of the first lease is two years. The term of the second lease is seven years, which begins after the conclusion of the first lease and after the Company has completed a structural overhaul of the aircraft. The leases are combined into a single contract for accounting purposes because (1) they were negotiated at the same time and (2) they share a commercial objective. The individual leases within the combined contract are treated as individual lease components. Nonlease components within the combined contract are composed of maintenance costs for periodic engine and propeller replacements. The nonlease components are accounted for under ASC 606 and are recognized as revenue at the point in time that control of the replacement engines and propellers is transferred to the customer.
The rental revenue for the years ended December 31, 2025 and 2024 was $58 and $299, respectively, of which $26 and $183 was from variable consideration. The receivable balance due as of December 31, 2025 and 2024 was $62 and $0, respectively.
Maturity Analysis of Lease Payments to be Received as Lessor
As of December 31, 2025, the undiscounted cash flows to be received from lease payments of the aircraft operating lease on an annual basis for the next five years and thereafter are as follows:

(In thousands)
2026	$566
2027	559
2028	480
2029	481
2030	486
Thereafter	938

Total undiscounted cash flows	$3,510